Share-Based Compensation - Schedule of Share-Based Compensation Expenses Included in Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 340,860	$ 49,420	¥ 530,440	¥ 1,900,588
Fulfilment Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	4,267		13,122	2,947
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	62,231		80,558	54,332
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	248,400		418,823	1,841,409
Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 25,962		¥ 17,937	¥ 1,900